SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment
Property and equipment are depreciated and amortized over the following estimated useful lives on a straight-line basis:

Freehold land	Not depreciated
Buildings	4 to 40 years
Transportation	5 to 10 years
Leasehold improvements	3 to 10 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment	2 to 15 years
Plant and gaming machinery	3 to 5 years

Summary of Primary Liabilities Associated With Customer Contracts
The following table summarizes the activities related to contract and contract-related liabilities:

	Outstanding gaming chips		Loyalty program liabilities		Advance deposits and ticket sales
	2023	2022	2023	2022	2023	2022

Balance at January 1	$37,354	$72,147	$15,568	$24,350	$278,591	$309,718
Balance at December 31	83,012	37,354	36,000	15,568	250,955	278,591

Increase (Decrease)	$45,658	$(34,793)	$20,432	$(8,782)	$(27,636)	$(31,127)

Weighted Average Number of Ordinary and Ordinary Equivalent Shares Used in Calculation of Basic and Diluted Net Loss
The weighted average number of ordinary and ordinary equivalent shares used in the calculation of basic and diluted net loss attributable to Melco Resorts & Entertainment Limited per share consisted of the following:

	Year Ended December 31,
	2023	2022	2021
Weighted average number of ordinary shares outstanding used in the calculation of basic net loss attributable to Melco Resorts & Entertainment Limited per share	1,314,605,173	1,391,154,836	1,434,087,641

Incremental weighted average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	—	—	—

Weighted average number of ordinary shares outstanding used in the calculation of diluted net loss attributable to Melco Resorts & Entertainment Limited per share	1,314,605,173	1,391,154,836	1,434,087,641

Anti-dilutive share options and restricted shares excluded from the calculation of diluted net loss attributable to Melco Resorts & Entertainment Limited per share	26,921,336	44,366,752	46,532,956